Capital Stock and Changes in Capital Accounts, Dividend to Common Stock and Class A Warrant Holders (Details) - USD ($) $ / shares in Units, $ in Thousands						9 Months Ended	12 Months Ended
	Aug. 31, 2022	Jun. 21, 2022	Apr. 13, 2022	Apr. 13, 2022	Apr. 11, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Jun. 08, 2023	Aug. 12, 2022	Jul. 27, 2022	Jun. 14, 2022	May 30, 2022	Apr. 02, 2022	Mar. 18, 2022	Nov. 29, 2021
Dividends [Abstract]
Common stock, shares issued (in shares)							7,448,601	509,200	1,259,135	149,145		149,145		149,145		44,101
Common stock, shares outstanding (in shares)							7,448,601	509,200	1,259,135	149,145		149,145		149,145		44,101
Dividends paid						$ 0	$ 0	$ 3,101
Dividend Declared 2021-Q4 [Member]
Dividends [Abstract]
Dividends paid			$ 2,215
Dividend Declared 2022-Q1 [Member]
Dividends [Abstract]
Dividends paid		$ 443
Dividend Declared 2022-Q2 [Member]
Dividends [Abstract]
Dividends paid	$ 443
Class A Warrants [Member]
Dividends [Abstract]
Cash payment received for each common share upon exercise of warrants (in dollars per share)							$ 154
Warrants exercisable for aggregate of common shares (in shares)							72,370
Dividends paid								$ 1,012
Class A Warrants [Member] | Dividend Declared 2021-Q4 [Member]
Dividends [Abstract]
Cash payment received for each common share upon exercise of warrants (in dollars per share)														$ 10
Warrants exercisable for aggregate of common shares (in shares)														72,370
Dividends paid				$ 724
Class A Warrants [Member] | Dividend Declared 2022-Q1 [Member]
Dividends [Abstract]
Cash payment received for each common share upon exercise of warrants (in dollars per share)												$ 2
Warrants exercisable for aggregate of common shares (in shares)												72,370
Dividends paid		144
Class A Warrants [Member] | Dividend Declared 2022-Q2 [Member]
Dividends [Abstract]
Cash payment received for each common share upon exercise of warrants (in dollars per share)										$ 2
Warrants exercisable for aggregate of common shares (in shares)										72,370
Dividends paid	144
Common Stock [Member] | Dividend Declared 2021-Q4 [Member]
Dividends [Abstract]
Cash dividend, declare date							Mar. 18, 2022
Cash dividend, declared (in dollars per share)															$ 10
Dividend payable, date of record							Apr. 01, 2022
Dividends paid					$ 1,491
Common Stock [Member] | Dividend Declared 2022-Q1 [Member]
Dividends [Abstract]
Cash dividend, declare date							May 30, 2022
Cash dividend, declared (in dollars per share)													$ 2
Dividend payable, date of record							Jun. 14, 2022
Dividends paid		$ 299
Common Stock [Member] | Dividend Declared 2022-Q2 [Member]
Dividends [Abstract]
Cash dividend, declare date							Jul. 27, 2022
Cash dividend, declared (in dollars per share)											$ 2
Dividend payable, date of record							Aug. 12, 2022
Dividends paid	$ 299